Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Summary of Results of Operations Attributable to Acquisitions
The following information summarizes the results of operations attributable to the acquisitions included in the Group’s consolidated statement of operations since the acquisition date:

	For the year ended December 31, 2018
	Shandong Zengyu	Others
	RMB	RMB
Net revenues	8,074	4,495
Net (loss)	(1,362)	(27)

	For the year ended December 31, 2019
	Beijing Xiaoze	Xi’an Intest	Dalian Keyuan	Others
	RMB	RMB	RMB	RMB
Net revenues	116,355	61,194	11,697	174,149
Net income (loss)	11,300	(1,740)	758	33,460

For the year ended December 31, 2020
Zhengzhou Youshili
RMB
Net revenues	5,800
Net income	249

Shandong Zengyu
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Prepaid expenses and other current assets	37,169
Property, plant and equipment, net	1,241	3-5 years
Rental deposits	290
Accrued expenses and other current liabilities	(2,219)
Deferred revenue	(35,534)
Intangible assets-student base	6,700	2.2 years
Deferred tax liabilities	(1,675)
Goodwill	71,028

Total	77,000

Other 2018 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	54
Prepaid expenses and other current assets	8,504
Restricted cash	200
Accrued expenses and other current liabilities	(769)
Deferred revenue	(8,704)
Intangible assets-student base	1,100	3.5 years
Deferred tax liabilities	(275)
Goodwill	19,876

Total	19,986

Beijing Xiaoze
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	20,057
Inventories	1,508
Prepaid expenses and other current assets	52,596
Property, plant and equipment, net	205	3-5 years
Operating lease right-of-use assets	63,652
Accrued expenses and other current liabilities	(1,392)
Deferred revenue	(108,406)
Operating lease liabilities	(58,621)
Intangible assets - trademark	43,700	Indefinite
Deferred tax liabilities	(10,925)
Goodwill	167,626

Total	170,000

Xi'an Intest
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	22,245
Prepaid expenses and other current assets	47
Rental deposits	464
Property, plant and equipment, net	2,074	3-5 years
Operating lease right-of-use assets	45,269
Accrued expenses and other current liabilities	(6,072)
Deferred revenue	(45,581)
Operating lease liabilities	(41,469)
Intangible assets - student base	15,700	3.5 years
Deferred tax liabilities	(3,925)
Goodwill	124,248

Total	113,000

Dalian Keyuan
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	8,223
Prepaid expenses and other current assets	64,330
Rental deposits	931
Property, plant and equipment, net	1,204	3-5 years
Operating lease right-of-use assets	37,780
Accrued expenses and other current liabilities	(6,280)
Deferred revenue	(67,415)
Bank borrowing	(4,500)
Operating lease liabilities	(32,333)
Intangible assets - student base	12,600	4.1 years
Deferred tax liabilities	(3,150)
Goodwill	160,560

Total	171,950

Other 2019 Acquirees
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition
These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	14,329
Prepaid expenses and other current assets	105,367
Rental deposits	1,155
Restricted cash	1,951
Property, plant and equipment, net	1,990	3-5 years
Operating lease right-of-use assets	69,970
Accrued expenses and other current liabilities	(6,595)
Deferred revenue	(148,484)
Operating lease liabilities	(62,772)
Intangible assets - student base	8,500	2.6-3.6 years
Deferred tax liabilities	(2,125)
Goodwill	359,671

Total	342,957

Zhengzhou Youshili
Business Acquisition [Line Items]
Allocation of Purchase Price for Acquisition

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	1,420
Inventories	168
Prepaid expenses and other current assets	33,683
Rental deposits	558
Property, plant and equipment, net	52	3-5 years
Operating lease right-of-use assets	23,413
Accrued expenses and other current liabilities	(655)
Deferred revenue	(36,682)
Operating lease liabilities	(21,925)
Intangible assets - student base	3,600	4.1 years
Deferred tax liabilities	(900)
Goodwill	47,574

Total	50,306

Schedule of Unaudited Pro Forma Information
The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2019 and 2020 assuming that the acquisition of Zhengzhou Youshili which was
completed in 2020 occurred as of January 1, 2019. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	3,185,922	2,970,758
pro forma net (loss)	(520,417)	(37,745)

Shandong Zengyu and Other 2018 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information
The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2017 and 2018 assuming that the acquisitions of Shandong Zengyu and Other 2018 Acquirees which were completed in 2018 occurred as of January 1, 2017. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2017	2018
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,392,146	2,317,937
pro forma net (loss)	(389,366)	(824,909)

Beijing Xiaoze, Xi'an Intest, Dalian Keyuan and Other 2019 Acquirees
Business Acquisition [Line Items]
Schedule of Unaudited Pro Forma Information
The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018 and 2019 assuming that the acquisitions of Beijing Xiaoze, Xi’an Intest, Dalian Keyuan and Other 2019 Acquirees which were completed in 2019 occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2018	2019
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	2,928,589	3,481,809
pro forma net (loss)	(836,874)	(516,704)